Goodwill and Intangible Assets - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 42,048	$ 34,255	$ 34,255
Foreign currency adjustments	885	501	0
Additions	3,991	7,292
Goodwill, ending balance	46,924	42,048	34,255
Indefinite-Lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets (excluding goodwill), beginning balance	35,997	35,997	35,997
Foreign currency adjustments	0	0	0
Additions	0	0
Indefinite-lived intangible assets (excluding goodwill), ending balance	$ 35,997	$ 35,997	$ 35,997